Short-Term Borrowings (Details) - Schedule of company’s bank loans are guaranteed by the Company’s major shareholder - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of company’s bank loans are guaranteed by the Company’s major shareholder [Abstract]
Buildings, net	$ 1,032,078	$ 659,777
Bank deposit	316,796	321,980
Total	$ 1,348,874	$ 981,757